[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


August 21, 2008


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549


         Re:      Van Kampen Units Trusts, Series 786
                  Amendment No. 2 to the Registration Statement on Form S-6
                       ("Amendment No. 2")
                  File No. 333-152179

Ladies and Gentlemen:

Pursuant to Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, the undersigned, Van Kampen Unit Trusts, Series 786, and its depositor, sponsor and principal underwriter, Van Kampen Funds Inc., respectfully request that the Securities and Exchange Commission grant acceleration of the effective date of said Amendment No. 2 so that it may become effective as early as practicable on Thursday, August 21, 2008.

                                                               Very truly yours,

                                              VAN KAMPEN UNIT TRUSTS, SERIES 786

                                                      By: Van Kampen Funds, Inc.


                                                         By: /s/ John F. Tierney
                                                        ------------------------
                                                                 John F. Tierney
                                                              Executive Director